UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					     Form 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12.31.11
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): 	[ ] is a restatement.
         				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Glaxis Capital Management, LLC
Address: 443 John Ringling Blvd, Suite G
       Sarasota, FL 34236
 Form 13F File Number: 28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Andrew J. Copa
Title: Chief Compliance Officer
Phone: 941.556.5333
Signature, Place, and Date of Signing:

Andrew J. Copa		Sarasota, Florida				2.13.12

Report Type( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings of this reporting manager are reported in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by another reporting manager(s).)




				FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $32,434 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

				FORM 13F INFORMATION TABLE
Column 1			Column 2	Column 3	Column 4Column 5	Column 6	Column 7		Column 8
Name of				 			Value   SHRS OR	SH/	Put/	Investment	Other		 Voting Authority
Issuer			Class		CUSIP		(x1000)	PRN AMT	PRN	Call	Discr		Manager		Sole	Shared	None
ACACIA RESH CORP    	COM		003881 30 7 	5339	146240	SH		Sole				146240
ACE LTD	               	SHS		H0023R 10 5	351	5000	SH		Sole			  	5000
ARES CAP CORP 	    	COM		04010L 10 3	541	35010	SH		Sole			 	35010
BIOGEN IDEC INC	    	COM		09062X 10 3	2069	18800	SH		Sole			 	18800
CURRENCYSHS JAP YEN   	PUT		23130A 95 2     251	2050	SH	Put	Sole				2050
ENDURO RTY TR	      	TR UNIT		29269K 10 0	432	21100	SH		Sole				21100
EQUINIX INC            	COM NEW		29444U 50 2	5222	51500	SH		Sole				51500
GOLAR LNG LTD BERMUDA 	SHS		G9456A 10 0	3444	77490	SH		Sole				77490
GOLAR LNG PARTNERS LP 	COM UNIT	Y2745C 10 2	8820	287660	SH		Sole				287660
ISHARES TR            	BARCLAY USAGG B	464287 22 6	336	3050	SH		Sole				3050
MASTERCARD INC        	CL A		57636Q 10 4	3068	8230	SH		Sole				8230
PIONEER NAT RES CO    	COM		723787 10 7	1521	17000	SH		Sole				17000
PRECISION CASTPART CORP	COM		740189 10 5	725	4400	SH		Sole				4400
VANGUARD BD INDEX     	TOTAL BND MRKT	921937 83 5	314	3760	SH		Sole				3760